Schedule1 - Registrant's Condensed Financial Statements - Condensed Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 29, 2019	Mar. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Operating expenses	$ (192,985)		$ (151,107)		$ (358,346)	$ (299,155)	$ (612,930)	$ (554,947)	$ (497,108)
Operating loss	5,735		24,008		27,391	44,529	82,467	76,936	64,069
Net income (loss)	(10,632)	$ 3,774	7,286	$ 5,525	(6,858)	12,811	15,868	20,601	10,198
Comprehensive income (loss)	$ (10,632)	$ 3,774	$ 7,286	$ 5,525	$ (6,858)	$ 12,811	15,868	20,601	10,198
Parent Company
Condensed Income Statements, Captions [Line Items]
Operating expenses							216	181	294
Operating loss							(216)	(181)	(294)
Loss before equity in net income of subsidiary							(216)	(181)	(294)
Equity in net income of subsidiary, net of tax							16,084	20,782	10,492
Net income (loss)							15,868	20,601	10,198
Comprehensive income (loss)							$ 15,868	$ 20,601	$ 10,198